LOAN RECEIVABLES, CURRENT PORTION	12 Months Ended
Dec. 31, 2016
LOAN RECEIVABLES, CURRENT PORTION
LOAN RECEIVABLES, CURRENT PORTION

5.LOAN RECEIVABLES, CURRENT PORTION

The loan receivables, current portion, as of December 31, 2015 and 2016 were as follows:

	As of December 31,
	2015	2016
Loan receivables from franchisees	16,955	14,649
Loan receivables from other entities	9,853	7,761

Total	26,808	22,410

The Group entered into entrusted loan agreements with certain franchisees with the typical terms to be two to three years and annual interest rates ranging from 8.0% to 8.5%, among which those with due date within 12 months were classified as short-term loan receivables. The Group recognized RMB184, RMB1,124 and RMB1,292 interest income for the short-term parts of the loans in 2014, 2015 and 2016, respectively.

Loan receivables from other entities represents the loans the Company lent to other un-related private entities with the annual interest rates ranging from 0% to 12% with the due date within 12 months. The Group recognized RMB91, RMB2,273 and RMB1,186 interest income for the loans in 2014, 2015 and 2016, respectively.